Condensed Consolidated Balance Sheet (Parenthetical) (USD $) In Thousands, except Share data	Jun. 30, 2011	Dec. 31, 2010
Condensed Consolidated Balance Sheet
Accounts receivable, allowance for loss	$ 15,791	$ 13,584
Intangible assets, accumulated amortization	$ 6,104	$ 3,731
Common stock, par value	$ 0.25	$ 0.25
Common stock, shares authorized	175,000,000	175,000,000
Common stock, shares issued	52,116,000	39,495,000